INITIAL PUBLIC OFFERING (Details) - CIK 0001844840 Artisan Acquisition Corp - USD ($)			11 Months Ended
	May 25, 2021	May 18, 2021	Dec. 31, 2021
Class A ordinary shares
Initial public offering
Common shares, par value, (per share)			$ 0.0001
Initial Public Offering
Initial public offering
Number of units sold		30,000,000	33,934,235
Purchase price, per unit		$ 10.00	$ 10.00
Proceeds from issuance initial public offering		$ 300,000,000
Initial Public Offering | Class A ordinary shares
Initial public offering
Number of shares in a unit		1
Common shares, par value, (per share)		$ 0.0001
Initial Public Offering | Public Warrants
Initial public offering
Number of warrants in a unit		0.3333
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Over-allotment option
Initial public offering
Number of units sold	3,934,235		4,500,000
Proceeds from issuance initial public offering	$ 39,342,350